SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Debt, Current Maturities [Abstract]
Schedule of Short-Term Credit and Current Maturities of Long-Term Debt
Banks:

	Annual interest rate at
	December 31,	December 31,
	2019	2019	2018

In NIS bears interest rate of Prime+0.85% to Prime+2.7%	2.6% - 4.45%	1,326	4,229
Short term credit from others	4.15%	612	1,534
Long-term debt from banks in NIS bears interest of Prime rate *)	2.75%	182	843

		2,120	6,606

*)	The amount of $34 has been classified from long term debt as of December 31, 2018 since the Company was not in compliance with its banks covenants as of this date.